December 3, 2012

VIA EDGAR
United States Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549

Re:	MFS® Series Trust X (the “Trust”) (File Nos. 33-1657 and 811-4492) on Behalf of MFS® Emerging Markets Debt Fund and MFS® Emerging Markets Debt Local Currency Fund

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter, on behalf of the Trust, as certification that the Prospectuses and Statements of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 89 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A.  The Amendment was filed electronically on November 27, 2012.

Please call the undersigned at (617) 954-5843 or Nickolas Connery at (617) 954-6124 with any questions you may have.

Very truly yours,

BRIAN E. LANGENFELD
Brian E. Langenfeld
Vice President and Senior Counsel

BEL/bjn